Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000011358
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Fund
Class Name	Class A
Trading Symbol	CCVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$56	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%	[1]
AssetsNet	$ 780,154,203
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$780,154,203	99	43%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.9
Consumer Discretionary	10.8
Health Care	10.3
Utilities	9.0
Communication Services	8.9
Industrials	6.7
Financials	6.2
Real Estate	2.4
Materials	1.2
Consumer Staples	1.0
Energy	0.6
Other	0.5

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Company, 6.000%, 10/15/27	3.8
MicroStrategy, Inc., 0.000%, 03/01/30	2.9
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.5
Snowflake, Inc., 0.000%, 10/01/29	2.4
Live Nation Entertainment, Inc., 2.875%, 01/15/30	2.2
Datadog, Inc., 0.000%, 12/01/29	2.1
Southern Company, 3.875%, 12/15/25	2.1
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	2.0
Palo Alto Networks, Inc., 0.375%, 06/01/25	1.9
Booking Holdings, Inc., 0.750%, 05/01/25	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011360
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Fund
Class Name	Class C
Trading Symbol	CCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$93	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.89%	[2]
AssetsNet	$ 780,154,203
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$780,154,203	99	43%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.9
Consumer Discretionary	10.8
Health Care	10.3
Utilities	9.0
Communication Services	8.9
Industrials	6.7
Financials	6.2
Real Estate	2.4
Materials	1.2
Consumer Staples	1.0
Energy	0.6
Other	0.5

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Company, 6.000%, 10/15/27	3.8
MicroStrategy, Inc., 0.000%, 03/01/30	2.9
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.5
Snowflake, Inc., 0.000%, 10/01/29	2.4
Live Nation Entertainment, Inc., 2.875%, 01/15/30	2.2
Datadog, Inc., 0.000%, 12/01/29	2.1
Southern Company, 3.875%, 12/15/25	2.1
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	2.0
Palo Alto Networks, Inc., 0.375%, 06/01/25	1.9
Booking Holdings, Inc., 0.750%, 05/01/25	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011361
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Fund
Class Name	Class I
Trading Symbol	CICVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[3]
AssetsNet	$ 780,154,203
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$780,154,203	99	43%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.9
Consumer Discretionary	10.8
Health Care	10.3
Utilities	9.0
Communication Services	8.9
Industrials	6.7
Financials	6.2
Real Estate	2.4
Materials	1.2
Consumer Staples	1.0
Energy	0.6
Other	0.5

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Company, 6.000%, 10/15/27	3.8
MicroStrategy, Inc., 0.000%, 03/01/30	2.9
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.5
Snowflake, Inc., 0.000%, 10/01/29	2.4
Live Nation Entertainment, Inc., 2.875%, 01/15/30	2.2
Datadog, Inc., 0.000%, 12/01/29	2.1
Southern Company, 3.875%, 12/15/25	2.1
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	2.0
Palo Alto Networks, Inc., 0.375%, 06/01/25	1.9
Booking Holdings, Inc., 0.750%, 05/01/25	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000129591
Shareholder Report [Line Items]
Fund Name	Calamos Dividend Growth Fund
Class Name	Class A
Trading Symbol	CADVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Dividend Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$66	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%	[4]
AssetsNet	$ 20,258,594
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$20,258,594	110	9%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.8
Financials	16.1
Consumer Discretionary	11.2
Communication Services	9.3
Health Care	8.6
Industrials	6.4
Consumer Staples	5.7
Utilities	3.1
Energy	3.1
Materials	2.7
Other	2.1
Real Estate	1.3

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.7
Microsoft Corp.	6.2
NVIDIA Corp.	5.7
Amazon.com, Inc.	3.7
Alphabet, Inc. - Class C	3.5
Meta Platforms, Inc. - Class A	2.6
Broadcom, Inc.	2.3
Berkshire Hathaway, Inc. - Class B	2.1
JPMorgan Chase & Company	2.1
Eli Lilly & Company	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000129592
Shareholder Report [Line Items]
Fund Name	Calamos Dividend Growth Fund
Class Name	Class C
Trading Symbol	CCDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Dividend Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$103	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.10%	[5]
AssetsNet	$ 20,258,594
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$20,258,594	110	9%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.8
Financials	16.1
Consumer Discretionary	11.2
Communication Services	9.3
Health Care	8.6
Industrials	6.4
Consumer Staples	5.7
Utilities	3.1
Energy	3.1
Materials	2.7
Other	2.1
Real Estate	1.3

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.7
Microsoft Corp.	6.2
NVIDIA Corp.	5.7
Amazon.com, Inc.	3.7
Alphabet, Inc. - Class C	3.5
Meta Platforms, Inc. - Class A	2.6
Broadcom, Inc.	2.3
Berkshire Hathaway, Inc. - Class B	2.1
JPMorgan Chase & Company	2.1
Eli Lilly & Company	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000129593
Shareholder Report [Line Items]
Fund Name	Calamos Dividend Growth Fund
Class Name	Class I
Trading Symbol	CIDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Dividend Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$54	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[6]
AssetsNet	$ 20,258,594
Holdings Count | Holding	110
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$20,258,594	110	9%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.8
Financials	16.1
Consumer Discretionary	11.2
Communication Services	9.3
Health Care	8.6
Industrials	6.4
Consumer Staples	5.7
Utilities	3.1
Energy	3.1
Materials	2.7
Other	2.1
Real Estate	1.3

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.7
Microsoft Corp.	6.2
NVIDIA Corp.	5.7
Amazon.com, Inc.	3.7
Alphabet, Inc. - Class C	3.5
Meta Platforms, Inc. - Class A	2.6
Broadcom, Inc.	2.3
Berkshire Hathaway, Inc. - Class B	2.1
JPMorgan Chase & Company	2.1
Eli Lilly & Company	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000064541
Shareholder Report [Line Items]
Fund Name	Calamos Evolving World Growth Fund
Class Name	Class A
Trading Symbol	CNWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$63	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%	[7]
AssetsNet	$ 363,065,491
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$363,065,491	79	77%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Financials	21.3
Consumer Discretionary	18.6
Information Technology	17.2
Communication Services	15.8
Industrials	11.5
Consumer Staples	7.2
Materials	2.0
Other	1.8
Real Estate	1.7
Energy	1.5
Health Care	1.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Taiwan Semiconductor Manufacturing Company, Ltd.	9.5
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	5.7
Xiaomi Best Time International, Ltd., 0.000%, 12/17/27	4.8
Goldman Sachs Finance Corp. International, Ltd., 0.000%, 03/15/27	3.9
Eastroc Beverage Group Company, Ltd. - Class A	3.4
Bharti Airtel, Ltd.	3.2
ICICI Bank, Ltd. (ADR)	2.9
Hanwha Aerospace Company, Ltd.	2.9
Meritz Financial Group, Inc.	2.7
Amber Enterprises India, Ltd.	2.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000064543
Shareholder Report [Line Items]
Fund Name	Calamos Evolving World Growth Fund
Class Name	Class C
Trading Symbol	CNWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$99	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.05%	[8]
AssetsNet	$ 363,065,491
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$363,065,491	79	77%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Financials	21.3
Consumer Discretionary	18.6
Information Technology	17.2
Communication Services	15.8
Industrials	11.5
Consumer Staples	7.2
Materials	2.0
Other	1.8
Real Estate	1.7
Energy	1.5
Health Care	1.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Taiwan Semiconductor Manufacturing Company, Ltd.	9.5
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	5.7
Xiaomi Best Time International, Ltd., 0.000%, 12/17/27	4.8
Goldman Sachs Finance Corp. International, Ltd., 0.000%, 03/15/27	3.9
Eastroc Beverage Group Company, Ltd. - Class A	3.4
Bharti Airtel, Ltd.	3.2
ICICI Bank, Ltd. (ADR)	2.9
Hanwha Aerospace Company, Ltd.	2.9
Meritz Financial Group, Inc.	2.7
Amber Enterprises India, Ltd.	2.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000064544
Shareholder Report [Line Items]
Fund Name	Calamos Evolving World Growth Fund
Class Name	Class I
Trading Symbol	CNWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$51	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[9]
AssetsNet	$ 363,065,491
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$363,065,491	79	77%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Financials	21.3
Consumer Discretionary	18.6
Information Technology	17.2
Communication Services	15.8
Industrials	11.5
Consumer Staples	7.2
Materials	2.0
Other	1.8
Real Estate	1.7
Energy	1.5
Health Care	1.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Taiwan Semiconductor Manufacturing Company, Ltd.	9.5
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	5.7
Xiaomi Best Time International, Ltd., 0.000%, 12/17/27	4.8
Goldman Sachs Finance Corp. International, Ltd., 0.000%, 03/15/27	3.9
Eastroc Beverage Group Company, Ltd. - Class A	3.4
Bharti Airtel, Ltd.	3.2
ICICI Bank, Ltd. (ADR)	2.9
Hanwha Aerospace Company, Ltd.	2.9
Meritz Financial Group, Inc.	2.7
Amber Enterprises India, Ltd.	2.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150496
Shareholder Report [Line Items]
Fund Name	Calamos Global Convertible Fund
Class Name	Class A
Trading Symbol	CAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$67	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%	[10]
AssetsNet	$ 133,866,305
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$133,866,305	109	19%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.5
Consumer Discretionary	25.8
Health Care	7.8
Industrials	7.6
Financials	6.7
Materials	5.5
Energy	4.2
Utilities	3.7
Communication Services	2.8
Consumer Staples	2.2
Real Estate	1.9
Other	1.8

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	5.0
Boeing Company, 6.000%, 10/15/27	3.5
JD.com, Inc., 0.250%, 06/01/29	3.0
Trip.com Group, Ltd., 0.750%, 06/15/29	2.1
Eni S.p.A, Series ENI, 2.950%, 09/14/30	2.0
NCL Corp., Ltd., 1.125%, 02/15/27	2.0
Rivian Automotive, Inc., 4.625%, 03/15/29	2.0
Sanrio Company, Ltd., 0.000%, 12/14/28	1.9
Apollo Global Management, Inc., 6.750%, 07/31/26	1.8
MakeMyTrip, Ltd., 0.000%, 02/15/28	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150497
Shareholder Report [Line Items]
Fund Name	Calamos Global Convertible Fund
Class Name	Class C
Trading Symbol	CCGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$105	2.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.08%	[11]
AssetsNet	$ 133,866,305
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$133,866,305	109	19%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.5
Consumer Discretionary	25.8
Health Care	7.8
Industrials	7.6
Financials	6.7
Materials	5.5
Energy	4.2
Utilities	3.7
Communication Services	2.8
Consumer Staples	2.2
Real Estate	1.9
Other	1.8

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	5.0
Boeing Company, 6.000%, 10/15/27	3.5
JD.com, Inc., 0.250%, 06/01/29	3.0
Trip.com Group, Ltd., 0.750%, 06/15/29	2.1
Eni S.p.A, Series ENI, 2.950%, 09/14/30	2.0
NCL Corp., Ltd., 1.125%, 02/15/27	2.0
Rivian Automotive, Inc., 4.625%, 03/15/29	2.0
Sanrio Company, Ltd., 0.000%, 12/14/28	1.9
Apollo Global Management, Inc., 6.750%, 07/31/26	1.8
MakeMyTrip, Ltd., 0.000%, 02/15/28	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150498
Shareholder Report [Line Items]
Fund Name	Calamos Global Convertible Fund
Class Name	Class I
Trading Symbol	CXGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[12]
AssetsNet	$ 133,866,305
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$133,866,305	109	19%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.5
Consumer Discretionary	25.8
Health Care	7.8
Industrials	7.6
Financials	6.7
Materials	5.5
Energy	4.2
Utilities	3.7
Communication Services	2.8
Consumer Staples	2.2
Real Estate	1.9
Other	1.8

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	5.0
Boeing Company, 6.000%, 10/15/27	3.5
JD.com, Inc., 0.250%, 06/01/29	3.0
Trip.com Group, Ltd., 0.750%, 06/15/29	2.1
Eni S.p.A, Series ENI, 2.950%, 09/14/30	2.0
NCL Corp., Ltd., 1.125%, 02/15/27	2.0
Rivian Automotive, Inc., 4.625%, 03/15/29	2.0
Sanrio Company, Ltd., 0.000%, 12/14/28	1.9
Apollo Global Management, Inc., 6.750%, 07/31/26	1.8
MakeMyTrip, Ltd., 0.000%, 02/15/28	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000043702
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class A
Trading Symbol	CAGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$69	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.40%	[13]
AssetsNet	$ 128,333,042
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$128,333,042	68	68%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.3
Financials	17.8
Industrials	15.0
Consumer Discretionary	13.5
Communication Services	13.1
Health Care	4.6
Consumer Staples	4.0
Materials	3.6
Energy	2.4
Other	0.4

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	5.5
Palantir Technologies, Inc. - Class A	3.0
Amazon.com, Inc.	3.0
Taiwan Semiconductor Manufacturing Company, Ltd.	2.9
AT&T, Inc.	2.7
Hitachi, Ltd.	2.7
Netflix, Inc.	2.7
Eli Lilly & Company	2.5
Meta Platforms, Inc. - Class A	2.3
Spotify Technology, SA	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000043704
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class C
Trading Symbol	CCGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$106	2.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.15%	[14]
AssetsNet	$ 128,333,042
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$128,333,042	68	68%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.3
Financials	17.8
Industrials	15.0
Consumer Discretionary	13.5
Communication Services	13.1
Health Care	4.6
Consumer Staples	4.0
Materials	3.6
Energy	2.4
Other	0.4

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	5.5
Palantir Technologies, Inc. - Class A	3.0
Amazon.com, Inc.	3.0
Taiwan Semiconductor Manufacturing Company, Ltd.	2.9
AT&T, Inc.	2.7
Hitachi, Ltd.	2.7
Netflix, Inc.	2.7
Eli Lilly & Company	2.5
Meta Platforms, Inc. - Class A	2.3
Spotify Technology, SA	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000043705
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class I
Trading Symbol	CIGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$57	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[15]
AssetsNet	$ 128,333,042
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$128,333,042	68	68%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.3
Financials	17.8
Industrials	15.0
Consumer Discretionary	13.5
Communication Services	13.1
Health Care	4.6
Consumer Staples	4.0
Materials	3.6
Energy	2.4
Other	0.4

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	5.5
Palantir Technologies, Inc. - Class A	3.0
Amazon.com, Inc.	3.0
Taiwan Semiconductor Manufacturing Company, Ltd.	2.9
AT&T, Inc.	2.7
Hitachi, Ltd.	2.7
Netflix, Inc.	2.7
Eli Lilly & Company	2.5
Meta Platforms, Inc. - Class A	2.3
Spotify Technology, SA	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000220409
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class R6
Trading Symbol	CGEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$53	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%	[16]
AssetsNet	$ 128,333,042
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$128,333,042	68	68%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.3
Financials	17.8
Industrials	15.0
Consumer Discretionary	13.5
Communication Services	13.1
Health Care	4.6
Consumer Staples	4.0
Materials	3.6
Energy	2.4
Other	0.4

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	5.5
Palantir Technologies, Inc. - Class A	3.0
Amazon.com, Inc.	3.0
Taiwan Semiconductor Manufacturing Company, Ltd.	2.9
AT&T, Inc.	2.7
Hitachi, Ltd.	2.7
Netflix, Inc.	2.7
Eli Lilly & Company	2.5
Meta Platforms, Inc. - Class A	2.3
Spotify Technology, SA	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011374
Shareholder Report [Line Items]
Fund Name	Calamos Global Opportunities Fund
Class Name	Class A
Trading Symbol	CVLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$60	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%	[17]
AssetsNet	$ 260,077,116
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$260,077,116	88	62%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.4
Financials	13.9
Industrials	13.0
Communication Services	11.6
Consumer Discretionary	9.9
Utilities	6.6
Consumer Staples	5.2
Energy	3.8
Materials	3.3
Other	3.3
Health Care	2.7

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	4.0
AT&T, Inc.	2.9
Southern Company, 4.500%, 06/15/27	2.8
Spotify USA, Inc., 0.000%, 03/15/26	2.8
Boeing Company, 6.000%, 10/15/27	2.6
Taiwan Semiconductor Manufacturing Company, Ltd.	2.4
Amazon.com, Inc.	2.3
Microsoft Corp.	2.1
Goldman Sachs Finance Corp. International Ltd., 0.000%, 03/15/27	2.0
Snowflake, Inc., 0.000%, 10/01/29	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011376
Shareholder Report [Line Items]
Fund Name	Calamos Global Opportunities Fund
Class Name	Class C
Trading Symbol	CVLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$97	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.97%	[18]
AssetsNet	$ 260,077,116
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$260,077,116	88	62%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.4
Financials	13.9
Industrials	13.0
Communication Services	11.6
Consumer Discretionary	9.9
Utilities	6.6
Consumer Staples	5.2
Energy	3.8
Materials	3.3
Other	3.3
Health Care	2.7

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	4.0
AT&T, Inc.	2.9
Southern Company, 4.500%, 06/15/27	2.8
Spotify USA, Inc., 0.000%, 03/15/26	2.8
Boeing Company, 6.000%, 10/15/27	2.6
Taiwan Semiconductor Manufacturing Company, Ltd.	2.4
Amazon.com, Inc.	2.3
Microsoft Corp.	2.1
Goldman Sachs Finance Corp. International Ltd., 0.000%, 03/15/27	2.0
Snowflake, Inc., 0.000%, 10/01/29	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011377
Shareholder Report [Line Items]
Fund Name	Calamos Global Opportunities Fund
Class Name	Class I
Trading Symbol	CGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$48	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[19]
AssetsNet	$ 260,077,116
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$260,077,116	88	62%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	25.4
Financials	13.9
Industrials	13.0
Communication Services	11.6
Consumer Discretionary	9.9
Utilities	6.6
Consumer Staples	5.2
Energy	3.8
Materials	3.3
Other	3.3
Health Care	2.7

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
NVIDIA Corp.	4.0
AT&T, Inc.	2.9
Southern Company, 4.500%, 06/15/27	2.8
Spotify USA, Inc., 0.000%, 03/15/26	2.8
Boeing Company, 6.000%, 10/15/27	2.6
Taiwan Semiconductor Manufacturing Company, Ltd.	2.4
Amazon.com, Inc.	2.3
Microsoft Corp.	2.1
Goldman Sachs Finance Corp. International Ltd., 0.000%, 03/15/27	2.0
Snowflake, Inc., 0.000%, 10/01/29	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011362
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class A
Trading Symbol	CVTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$52	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[20]
AssetsNet	$ 2,709,505,694
Holdings Count | Holding	140
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,709,505,694	140	15%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.6
Financials	13.3
Consumer Discretionary	10.7
Communication Services	10.3
Health Care	7.7
Industrials	6.4
Consumer Staples	5.2
Utilities	3.9
Energy	3.0
Materials	2.2
Other	1.9
Real Estate	1.6

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	5.7
Microsoft Corp.	5.4
NVIDIA Corp.	4.8
Amazon.com, Inc.	4.0
Alphabet, Inc. - Class A	3.4
Meta Platforms, Inc. - Class A	2.3
Broadcom, Inc.	1.7
Visa, Inc. - Class A	1.6
JPMorgan Chase & Company	1.6
Eli Lilly & Company	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011364
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class C
Trading Symbol	CVTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$89	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.80%	[21]
AssetsNet	$ 2,709,505,694
Holdings Count | Holding	140
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,709,505,694	140	15%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.6
Financials	13.3
Consumer Discretionary	10.7
Communication Services	10.3
Health Care	7.7
Industrials	6.4
Consumer Staples	5.2
Utilities	3.9
Energy	3.0
Materials	2.2
Other	1.9
Real Estate	1.6

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	5.7
Microsoft Corp.	5.4
NVIDIA Corp.	4.8
Amazon.com, Inc.	4.0
Alphabet, Inc. - Class A	3.4
Meta Platforms, Inc. - Class A	2.3
Broadcom, Inc.	1.7
Visa, Inc. - Class A	1.6
JPMorgan Chase & Company	1.6
Eli Lilly & Company	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011365
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class I
Trading Symbol	CGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$39	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[22]
AssetsNet	$ 2,709,505,694
Holdings Count | Holding	140
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,709,505,694	140	15%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.6
Financials	13.3
Consumer Discretionary	10.7
Communication Services	10.3
Health Care	7.7
Industrials	6.4
Consumer Staples	5.2
Utilities	3.9
Energy	3.0
Materials	2.2
Other	1.9
Real Estate	1.6

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	5.7
Microsoft Corp.	5.4
NVIDIA Corp.	4.8
Amazon.com, Inc.	4.0
Alphabet, Inc. - Class A	3.4
Meta Platforms, Inc. - Class A	2.3
Broadcom, Inc.	1.7
Visa, Inc. - Class A	1.6
JPMorgan Chase & Company	1.6
Eli Lilly & Company	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000220407
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class R6
Trading Symbol	CGIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[23]
AssetsNet	$ 2,709,505,694
Holdings Count | Holding	140
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,709,505,694	140	15%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.6
Financials	13.3
Consumer Discretionary	10.7
Communication Services	10.3
Health Care	7.7
Industrials	6.4
Consumer Staples	5.2
Utilities	3.9
Energy	3.0
Materials	2.2
Other	1.9
Real Estate	1.6

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	5.7
Microsoft Corp.	5.4
NVIDIA Corp.	4.8
Amazon.com, Inc.	4.0
Alphabet, Inc. - Class A	3.4
Meta Platforms, Inc. - Class A	2.3
Broadcom, Inc.	1.7
Visa, Inc. - Class A	1.6
JPMorgan Chase & Company	1.6
Eli Lilly & Company	1.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011370
Shareholder Report [Line Items]
Fund Name	Calamos Growth Fund
Class Name	Class A
Trading Symbol	CVGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$63	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%	[24]
AssetsNet	$ 1,415,736,021
Holdings Count | Holding	148
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,415,736,021	148	28%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.9
Communication Services	18.0
Consumer Discretionary	17.4
Health Care	8.8
Financials	8.2
Industrials	4.8
Consumer Staples	1.8
Materials	1.6
Energy	0.1
Real Estate	0.1
Other	0.0

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	10.0
NVIDIA Corp.	8.2
Amazon.com, Inc.	7.8
Apple, Inc.	7.7
Alphabet, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	4.1
Visa, Inc. - Class A	3.8
Netflix, Inc.	3.4
Broadcom, Inc.	3.1
Eli Lilly & Company	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011372
Shareholder Report [Line Items]
Fund Name	Calamos Growth Fund
Class Name	Class C
Trading Symbol	CVGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$99	2.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.03%	[25]
AssetsNet	$ 1,415,736,021
Holdings Count | Holding	148
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,415,736,021	148	28%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.9
Communication Services	18.0
Consumer Discretionary	17.4
Health Care	8.8
Financials	8.2
Industrials	4.8
Consumer Staples	1.8
Materials	1.6
Energy	0.1
Real Estate	0.1
Other	0.0

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	10.0
NVIDIA Corp.	8.2
Amazon.com, Inc.	7.8
Apple, Inc.	7.7
Alphabet, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	4.1
Visa, Inc. - Class A	3.8
Netflix, Inc.	3.4
Broadcom, Inc.	3.1
Eli Lilly & Company	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011373
Shareholder Report [Line Items]
Fund Name	Calamos Growth Fund
Class Name	Class I
Trading Symbol	CGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$50	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%	[26]
AssetsNet	$ 1,415,736,021
Holdings Count | Holding	148
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,415,736,021	148	28%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.9
Communication Services	18.0
Consumer Discretionary	17.4
Health Care	8.8
Financials	8.2
Industrials	4.8
Consumer Staples	1.8
Materials	1.6
Energy	0.1
Real Estate	0.1
Other	0.0

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	10.0
NVIDIA Corp.	8.2
Amazon.com, Inc.	7.8
Apple, Inc.	7.7
Alphabet, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	4.1
Visa, Inc. - Class A	3.8
Netflix, Inc.	3.4
Broadcom, Inc.	3.1
Eli Lilly & Company	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011346
Shareholder Report [Line Items]
Fund Name	Calamos High Income Opportunities Fund
Class Name	Class A
Trading Symbol	CHYDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[27]
AssetsNet	$ 34,764,087
Holdings Count | Holding	477
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$34,764,087	477	17%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	19.8
Financials	16.9
Energy	12.4
Industrials	11.0
Communication Services	9.6
Consumer Staples	6.6
Health Care	4.8
Information Technology	4.5
Materials	4.4
Other	2.8
Utilities	1.5
Airlines	1.3
Special Purpose Acquisition Companies	0.8
Real Estate	0.1

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Amneal Pharmaceuticals, LLC, 9.822%, 05/04/28	0.9
OCI, NV, 6.700%, 03/16/33	0.6
Tenet Healthcare Corp., 6.250%, 02/01/27	0.6
Burford Capital Global Financial, LLC, 6.875%, 04/15/30	0.6
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.6
Ford Motor Credit Company, LLC, 5.113%, 05/03/29	0.6
CCO Holdings, LLC / CCO Holdings Capital Corp., 4.750%, 03/01/30	0.5
Aptiv Swiss Holdings, Ltd., 6.875%, 12/15/54	0.5
Ford Motor Credit Company, LLC, 2.900%, 02/16/28	0.5
Venture Global LNG, Inc., 9.000%, 09/30/29	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011348
Shareholder Report [Line Items]
Fund Name	Calamos High Income Opportunities Fund
Class Name	Class C
Trading Symbol	CCHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$87	1.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%	[28]
AssetsNet	$ 34,764,087
Holdings Count | Holding	477
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$34,764,087	477	17%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	19.8
Financials	16.9
Energy	12.4
Industrials	11.0
Communication Services	9.6
Consumer Staples	6.6
Health Care	4.8
Information Technology	4.5
Materials	4.4
Other	2.8
Utilities	1.5
Airlines	1.3
Special Purpose Acquisition Companies	0.8
Real Estate	0.1

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Amneal Pharmaceuticals, LLC, 9.822%, 05/04/28	0.9
OCI, NV, 6.700%, 03/16/33	0.6
Tenet Healthcare Corp., 6.250%, 02/01/27	0.6
Burford Capital Global Financial, LLC, 6.875%, 04/15/30	0.6
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.6
Ford Motor Credit Company, LLC, 5.113%, 05/03/29	0.6
CCO Holdings, LLC / CCO Holdings Capital Corp., 4.750%, 03/01/30	0.5
Aptiv Swiss Holdings, Ltd., 6.875%, 12/15/54	0.5
Ford Motor Credit Company, LLC, 2.900%, 02/16/28	0.5
Venture Global LNG, Inc., 9.000%, 09/30/29	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011349
Shareholder Report [Line Items]
Fund Name	Calamos High Income Opportunities Fund
Class Name	Class I
Trading Symbol	CIHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[29]
AssetsNet	$ 34,764,087
Holdings Count | Holding	477
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$34,764,087	477	17%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	19.8
Financials	16.9
Energy	12.4
Industrials	11.0
Communication Services	9.6
Consumer Staples	6.6
Health Care	4.8
Information Technology	4.5
Materials	4.4
Other	2.8
Utilities	1.5
Airlines	1.3
Special Purpose Acquisition Companies	0.8
Real Estate	0.1

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Amneal Pharmaceuticals, LLC, 9.822%, 05/04/28	0.9
OCI, NV, 6.700%, 03/16/33	0.6
Tenet Healthcare Corp., 6.250%, 02/01/27	0.6
Burford Capital Global Financial, LLC, 6.875%, 04/15/30	0.6
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.6
Ford Motor Credit Company, LLC, 5.113%, 05/03/29	0.6
CCO Holdings, LLC / CCO Holdings Capital Corp., 4.750%, 03/01/30	0.5
Aptiv Swiss Holdings, Ltd., 6.875%, 12/15/54	0.5
Ford Motor Credit Company, LLC, 2.900%, 02/16/28	0.5
Venture Global LNG, Inc., 9.000%, 09/30/29	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011378
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class A
Trading Symbol	CIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$60	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[30]
AssetsNet	$ 238,213,221
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$238,213,221	86	82%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	24.3
Financials	21.5
Information Technology	20.5
Consumer Discretionary	10.9
Communication Services	7.2
Materials	6.0
Consumer Staples	3.6
Health Care	3.4
Energy	1.9
Other	0.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
SAP, SE	5.1
Spotify Technology, SA	3.1
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0
Rolls-Royce Holdings, PLC	3.0
Hitachi, Ltd.	2.9
UniCredit, S.p.A.	2.6
Heidelberg Materials, AG	2.3
London Stock Exchange Group, PLC	2.2
Eastroc Beverage Group Company, Ltd. - Class A	2.1
Alibaba Group Holding, Ltd. (ADR)	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011380
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class C
Trading Symbol	CIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$97	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.95%	[31]
AssetsNet	$ 238,213,221
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$238,213,221	86	82%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	24.3
Financials	21.5
Information Technology	20.5
Consumer Discretionary	10.9
Communication Services	7.2
Materials	6.0
Consumer Staples	3.6
Health Care	3.4
Energy	1.9
Other	0.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
SAP, SE	5.1
Spotify Technology, SA	3.1
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0
Rolls-Royce Holdings, PLC	3.0
Hitachi, Ltd.	2.9
UniCredit, S.p.A.	2.6
Heidelberg Materials, AG	2.3
London Stock Exchange Group, PLC	2.2
Eastroc Beverage Group Company, Ltd. - Class A	2.1
Alibaba Group Holding, Ltd. (ADR)	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011381
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class I
Trading Symbol	CIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$47	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[32]
AssetsNet	$ 238,213,221
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$238,213,221	86	82%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	24.3
Financials	21.5
Information Technology	20.5
Consumer Discretionary	10.9
Communication Services	7.2
Materials	6.0
Consumer Staples	3.6
Health Care	3.4
Energy	1.9
Other	0.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
SAP, SE	5.1
Spotify Technology, SA	3.1
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0
Rolls-Royce Holdings, PLC	3.0
Hitachi, Ltd.	2.9
UniCredit, S.p.A.	2.6
Heidelberg Materials, AG	2.3
London Stock Exchange Group, PLC	2.2
Eastroc Beverage Group Company, Ltd. - Class A	2.1
Alibaba Group Holding, Ltd. (ADR)	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000204888
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class R6
Trading Symbol	CIGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$42	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[33]
AssetsNet	$ 238,213,221
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$238,213,221	86	82%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	24.3
Financials	21.5
Information Technology	20.5
Consumer Discretionary	10.9
Communication Services	7.2
Materials	6.0
Consumer Staples	3.6
Health Care	3.4
Energy	1.9
Other	0.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
SAP, SE	5.1
Spotify Technology, SA	3.1
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0
Rolls-Royce Holdings, PLC	3.0
Hitachi, Ltd.	2.9
UniCredit, S.p.A.	2.6
Heidelberg Materials, AG	2.3
London Stock Exchange Group, PLC	2.2
Eastroc Beverage Group Company, Ltd. - Class A	2.1
Alibaba Group Holding, Ltd. (ADR)	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234923
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$67	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%	[34]
AssetsNet	$ 5,712,111
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,712,111	66	92%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	25.1
Information Technology	16.4
Consumer Discretionary	15.5
Financials	13.6
Materials	8.0
Communication Services	7.8
Consumer Staples	3.3
Health Care	3.2
Energy	2.0
Utilities	1.0
Other	0.1

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
DigiPlus Interactive Corp.	3.8
Scout24, SE	3.3
Amber Enterprises India, Ltd.	3.2
Swissquote Group Holding, SA	2.7
BayCurrent, Inc.	2.6
IHI Corp.	2.6
Embraer, SA. (ADR)	2.6
Lottomatica Group S.p.A	2.5
BAWAG Group, AG	2.4
R&S Group Holding, AG	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234922
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CCISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$104	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.10%	[35]
AssetsNet	$ 5,712,111
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,712,111	66	92%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	25.1
Information Technology	16.4
Consumer Discretionary	15.5
Financials	13.6
Materials	8.0
Communication Services	7.8
Consumer Staples	3.3
Health Care	3.2
Energy	2.0
Utilities	1.0
Other	0.1

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
DigiPlus Interactive Corp.	3.8
Scout24, SE	3.3
Amber Enterprises India, Ltd.	3.2
Swissquote Group Holding, SA	2.7
BayCurrent, Inc.	2.6
IHI Corp.	2.6
Embraer, SA. (ADR)	2.6
Lottomatica Group S.p.A	2.5
BAWAG Group, AG	2.4
R&S Group Holding, AG	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234924
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[36]
AssetsNet	$ 5,712,111
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,712,111	66	92%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	25.1
Information Technology	16.4
Consumer Discretionary	15.5
Financials	13.6
Materials	8.0
Communication Services	7.8
Consumer Staples	3.3
Health Care	3.2
Energy	2.0
Utilities	1.0
Other	0.1

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
DigiPlus Interactive Corp.	3.8
Scout24, SE	3.3
Amber Enterprises India, Ltd.	3.2
Swissquote Group Holding, SA	2.7
BayCurrent, Inc.	2.6
IHI Corp.	2.6
Embraer, SA. (ADR)	2.6
Lottomatica Group S.p.A	2.5
BAWAG Group, AG	2.4
R&S Group Holding, AG	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234925
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	CISOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[37]
AssetsNet	$ 5,712,111
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$5,712,111	66	92%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	25.1
Information Technology	16.4
Consumer Discretionary	15.5
Financials	13.6
Materials	8.0
Communication Services	7.8
Consumer Staples	3.3
Health Care	3.2
Energy	2.0
Utilities	1.0
Other	0.1

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
DigiPlus Interactive Corp.	3.8
Scout24, SE	3.3
Amber Enterprises India, Ltd.	3.2
Swissquote Group Holding, SA	2.7
BayCurrent, Inc.	2.6
IHI Corp.	2.6
Embraer, SA. (ADR)	2.6
Lottomatica Group S.p.A	2.5
BAWAG Group, AG	2.4
R&S Group Holding, AG	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011366
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class A
Trading Symbol	CVSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$60	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[38]
AssetsNet	$ 15,716,089,931
Holdings Count | Holding	954
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$15,716,089,931	954	21%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.9
Consumer Discretionary	12.9
Financials	10.2
Health Care	8.8
Industrials	8.1
Communication Services	7.7
Other	6.4
Utilities	5.5
Consumer Staples	3.6
Energy	2.4
Real Estate	1.7
Materials	1.6
Special Purpose Acquisition Companies	0.4
Airlines	0.0

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	3.6
Microsoft Corp.	3.3
SPDR® S&P 500® ETF Trust	3.1
NVIDIA Corp.	3.1
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.1
Amazon.com, Inc.	2.0
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	1.5
Meta Platforms, Inc. - Class A	1.4
Broadcom, Inc.	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011368
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class C
Trading Symbol	CVSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$98	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.95%	[39]
AssetsNet	$ 15,716,089,931
Holdings Count | Holding	954
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$15,716,089,931	954	21%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.9
Consumer Discretionary	12.9
Financials	10.2
Health Care	8.8
Industrials	8.1
Communication Services	7.7
Other	6.4
Utilities	5.5
Consumer Staples	3.6
Energy	2.4
Real Estate	1.7
Materials	1.6
Special Purpose Acquisition Companies	0.4
Airlines	0.0

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	3.6
Microsoft Corp.	3.3
SPDR® S&P 500® ETF Trust	3.1
NVIDIA Corp.	3.1
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.1
Amazon.com, Inc.	2.0
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	1.5
Meta Platforms, Inc. - Class A	1.4
Broadcom, Inc.	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011369
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class I
Trading Symbol	CMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[40]
AssetsNet	$ 15,716,089,931
Holdings Count | Holding	954
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$15,716,089,931	954	21%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.9
Consumer Discretionary	12.9
Financials	10.2
Health Care	8.8
Industrials	8.1
Communication Services	7.7
Other	6.4
Utilities	5.5
Consumer Staples	3.6
Energy	2.4
Real Estate	1.7
Materials	1.6
Special Purpose Acquisition Companies	0.4
Airlines	0.0

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	3.6
Microsoft Corp.	3.3
SPDR® S&P 500® ETF Trust	3.1
NVIDIA Corp.	3.1
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.1
Amazon.com, Inc.	2.0
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	1.5
Meta Platforms, Inc. - Class A	1.4
Broadcom, Inc.	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000220408
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class R6
Trading Symbol	CVSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[41]
AssetsNet	$ 15,716,089,931
Holdings Count | Holding	954
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$15,716,089,931	954	21%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.9
Consumer Discretionary	12.9
Financials	10.2
Health Care	8.8
Industrials	8.1
Communication Services	7.7
Other	6.4
Utilities	5.5
Consumer Staples	3.6
Energy	2.4
Real Estate	1.7
Materials	1.6
Special Purpose Acquisition Companies	0.4
Airlines	0.0

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	3.6
Microsoft Corp.	3.3
SPDR® S&P 500® ETF Trust	3.1
NVIDIA Corp.	3.1
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.1
Amazon.com, Inc.	2.0
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	1.5
Meta Platforms, Inc. - Class A	1.4
Broadcom, Inc.	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000165048
Shareholder Report [Line Items]
Fund Name	Calamos Phineus Long/Short Fund
Class Name	Class A
Trading Symbol	CPLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$125	2.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.50%	[42]
AssetsNet	$ 1,010,673,081
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,010,673,081	82	197%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	28.7
Information Technology	24.1
Communication Services	8.4
Other	8.2
Health Care	8.0
Consumer Discretionary	5.2
Financials	4.7
Consumer Staples	2.0

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Company	5.7
SPDR S&P Regional Banking ETF	4.9
Microsoft Corp.	4.6
Alphabet, Inc. - Class A	4.3
L3Harris Technologies, Inc.	4.1
Zimmer Biomet Holdings, Inc.	3.6
NVIDIA Corp.	3.4
3M Company	3.3
Taiwan Semiconductor Manufacturing Company, Ltd.(ADR)	3.3
Canadian Pacific Kansas City, Ltd.	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000165049
Shareholder Report [Line Items]
Fund Name	Calamos Phineus Long/Short Fund
Class Name	Class C
Trading Symbol	CPCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$163	3.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	3.25%	[43]
AssetsNet	$ 1,010,673,081
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,010,673,081	82	197%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	28.7
Information Technology	24.1
Communication Services	8.4
Other	8.2
Health Care	8.0
Consumer Discretionary	5.2
Financials	4.7
Consumer Staples	2.0

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Company	5.7
SPDR S&P Regional Banking ETF	4.9
Microsoft Corp.	4.6
Alphabet, Inc. - Class A	4.3
L3Harris Technologies, Inc.	4.1
Zimmer Biomet Holdings, Inc.	3.6
NVIDIA Corp.	3.4
3M Company	3.3
Taiwan Semiconductor Manufacturing Company, Ltd.(ADR)	3.3
Canadian Pacific Kansas City, Ltd.	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000165050
Shareholder Report [Line Items]
Fund Name	Calamos Phineus Long/Short Fund
Class Name	Class I
Trading Symbol	CPLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$113	2.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.25%	[44]
AssetsNet	$ 1,010,673,081
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$1,010,673,081	82	197%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	28.7
Information Technology	24.1
Communication Services	8.4
Other	8.2
Health Care	8.0
Consumer Discretionary	5.2
Financials	4.7
Consumer Staples	2.0

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Company	5.7
SPDR S&P Regional Banking ETF	4.9
Microsoft Corp.	4.6
Alphabet, Inc. - Class A	4.3
L3Harris Technologies, Inc.	4.1
Zimmer Biomet Holdings, Inc.	3.6
NVIDIA Corp.	3.4
3M Company	3.3
Taiwan Semiconductor Manufacturing Company, Ltd.(ADR)	3.3
Canadian Pacific Kansas City, Ltd.	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011350
Shareholder Report [Line Items]
Fund Name	Calamos Select Fund
Class Name	Class A
Trading Symbol	CVAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$57	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[45]
AssetsNet	$ 53,728,329
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$53,728,329	50	27%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.6
Consumer Discretionary	15.0
Financials	12.8
Communication Services	12.1
Health Care	10.6
Industrials	7.3
Consumer Staples	4.4
Materials	3.1
Utilities	2.3
Energy	1.5
Real Estate	1.3

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.5
Microsoft Corp.	6.1
Amazon.com, Inc.	5.6
Alphabet, Inc. - Class A	5.3
NVIDIA Corp.	5.2
Broadcom, Inc.	3.0
Visa, Inc. - Class A	2.7
Walmart, Inc.	2.7
Eli Lilly & Company	2.5
Netflix, Inc.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011352
Shareholder Report [Line Items]
Fund Name	Calamos Select Fund
Class Name	Class C
Trading Symbol	CVACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$93	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.90%	[46]
AssetsNet	$ 53,728,329
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$53,728,329	50	27%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.6
Consumer Discretionary	15.0
Financials	12.8
Communication Services	12.1
Health Care	10.6
Industrials	7.3
Consumer Staples	4.4
Materials	3.1
Utilities	2.3
Energy	1.5
Real Estate	1.3

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.5
Microsoft Corp.	6.1
Amazon.com, Inc.	5.6
Alphabet, Inc. - Class A	5.3
NVIDIA Corp.	5.2
Broadcom, Inc.	3.0
Visa, Inc. - Class A	2.7
Walmart, Inc.	2.7
Eli Lilly & Company	2.5
Netflix, Inc.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011353
Shareholder Report [Line Items]
Fund Name	Calamos Select Fund
Class Name	Class I
Trading Symbol	CVAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$44	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[47]
AssetsNet	$ 53,728,329
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$53,728,329	50	27%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.6
Consumer Discretionary	15.0
Financials	12.8
Communication Services	12.1
Health Care	10.6
Industrials	7.3
Consumer Staples	4.4
Materials	3.1
Utilities	2.3
Energy	1.5
Real Estate	1.3

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.5
Microsoft Corp.	6.1
Amazon.com, Inc.	5.6
Alphabet, Inc. - Class A	5.3
NVIDIA Corp.	5.2
Broadcom, Inc.	3.0
Visa, Inc. - Class A	2.7
Walmart, Inc.	2.7
Eli Lilly & Company	2.5
Netflix, Inc.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000211098
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CTASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$63	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%	[48]
AssetsNet	$ 358,948,362
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$358,948,362	98	95%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	33.1
Consumer Discretionary	17.6
Information Technology	16.2
Industrials	12.6
Financials	10.1
Consumer Staples	4.1
Materials	3.1
Energy	1.5
Communication Services	1.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	6.0
Rush Street Interactive, Inc.	3.6
Genius Sports, Ltd.	2.8
Stride, Inc.	2.7
Corcept Therapeutics, Inc.	2.5
Marex Group, PLC	2.4
Lincoln Educational Services Corp.	2.4
GeneDx Holdings Corp.	2.3
Limbach Holdings, Inc.	2.3
AvePoint, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000228743
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CTCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$100	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.05%	[49]
AssetsNet	$ 358,948,362
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$358,948,362	98	95%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	33.1
Consumer Discretionary	17.6
Information Technology	16.2
Industrials	12.6
Financials	10.1
Consumer Staples	4.1
Materials	3.1
Energy	1.5
Communication Services	1.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	6.0
Rush Street Interactive, Inc.	3.6
Genius Sports, Ltd.	2.8
Stride, Inc.	2.7
Corcept Therapeutics, Inc.	2.5
Marex Group, PLC	2.4
Lincoln Educational Services Corp.	2.4
GeneDx Holdings Corp.	2.3
Limbach Holdings, Inc.	2.3
AvePoint, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000211096
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$51	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[50]
AssetsNet	$ 358,948,362
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$358,948,362	98	95%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	33.1
Consumer Discretionary	17.6
Information Technology	16.2
Industrials	12.6
Financials	10.1
Consumer Staples	4.1
Materials	3.1
Energy	1.5
Communication Services	1.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	6.0
Rush Street Interactive, Inc.	3.6
Genius Sports, Ltd.	2.8
Stride, Inc.	2.7
Corcept Therapeutics, Inc.	2.5
Marex Group, PLC	2.4
Lincoln Educational Services Corp.	2.4
GeneDx Holdings Corp.	2.3
Limbach Holdings, Inc.	2.3
AvePoint, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000211097
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	CTSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$46	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%	[51]
AssetsNet	$ 358,948,362
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$358,948,362	98	95%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	33.1
Consumer Discretionary	17.6
Information Technology	16.2
Industrials	12.6
Financials	10.1
Consumer Staples	4.1
Materials	3.1
Energy	1.5
Communication Services	1.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	6.0
Rush Street Interactive, Inc.	3.6
Genius Sports, Ltd.	2.8
Stride, Inc.	2.7
Corcept Therapeutics, Inc.	2.5
Marex Group, PLC	2.4
Lincoln Educational Services Corp.	2.4
GeneDx Holdings Corp.	2.3
Limbach Holdings, Inc.	2.3
AvePoint, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000213161
Shareholder Report [Line Items]
Fund Name	Calamos Timpani SMID Growth Fund
Class Name	Class A
Trading Symbol	CTAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$66	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%	[52]
AssetsNet	$ 31,684,608
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$31,684,608	96	90%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	27.4
Information Technology	22.6
Consumer Discretionary	18.6
Industrials	11.7
Financials	9.1
Consumer Staples	4.4
Materials	1.9
Energy	1.6
Communication Services	1.0
Real Estate	0.8

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	5.9
Rush Street Interactive, Inc.	3.3
Axon Enterprise, Inc.	3.3
Natera, Inc.	3.0
Stride, Inc.	2.4
GoDaddy, Inc. - Class A	2.4
Corcept Therapeutics, Inc.	2.3
Penumbra, Inc.	2.2
Masimo Corp.	2.2
Fair Isaac Corp.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000213162
Shareholder Report [Line Items]
Fund Name	Calamos Timpani SMID Growth Fund
Class Name	Class I
Trading Symbol	CTIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$54	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[53]
AssetsNet	$ 31,684,608
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$31,684,608	96	90%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	27.4
Information Technology	22.6
Consumer Discretionary	18.6
Industrials	11.7
Financials	9.1
Consumer Staples	4.4
Materials	1.9
Energy	1.6
Communication Services	1.0
Real Estate	0.8

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	5.9
Rush Street Interactive, Inc.	3.3
Axon Enterprise, Inc.	3.3
Natera, Inc.	3.0
Stride, Inc.	2.4
GoDaddy, Inc. - Class A	2.4
Corcept Therapeutics, Inc.	2.3
Penumbra, Inc.	2.2
Masimo Corp.	2.2
Fair Isaac Corp.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000213160
Shareholder Report [Line Items]
Fund Name	Calamos Timpani SMID Growth Fund
Class Name	Class R6
Trading Symbol	CTOGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$52	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[54]
AssetsNet	$ 31,684,608
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$31,684,608	96	90%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	27.4
Information Technology	22.6
Consumer Discretionary	18.6
Industrials	11.7
Financials	9.1
Consumer Staples	4.4
Materials	1.9
Energy	1.6
Communication Services	1.0
Real Estate	0.8

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
ADMA Biologics, Inc.	5.9
Rush Street Interactive, Inc.	3.3
Axon Enterprise, Inc.	3.3
Natera, Inc.	3.0
Stride, Inc.	2.4
GoDaddy, Inc. - Class A	2.4
Corcept Therapeutics, Inc.	2.3
Penumbra, Inc.	2.2
Masimo Corp.	2.2
Fair Isaac Corp.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150500
Shareholder Report [Line Items]
Fund Name	Calamos Hedged Equity Fund
Class Name	Class A
Trading Symbol	CAHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$56	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%	[55]
AssetsNet	$ 697,645,116
Holdings Count | Holding	263
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$697,645,116	263	3%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.9
Financials	13.7
Health Care	10.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.0
Other	7.3
Consumer Staples	5.9
Energy	3.2
Utilities	2.1
Real Estate	1.9
Materials	1.7

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.5
Microsoft Corp.	6.0
NVIDIA Corp.	5.5
S&P 500 Index, Put, Strike Price $5,600, 12/19/25	3.9
Amazon.com, Inc.	3.5
SPDR® S&P 500® ETF Trust	3.4
Meta Platforms, Inc. - Class A	2.4
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.8
Alphabet, Inc. - Class A	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150501
Shareholder Report [Line Items]
Fund Name	Calamos Hedged Equity Fund
Class Name	Class C
Trading Symbol	CCHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$93	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.89%	[56]
AssetsNet	$ 697,645,116
Holdings Count | Holding	263
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$697,645,116	263	3%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.9
Financials	13.7
Health Care	10.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.0
Other	7.3
Consumer Staples	5.9
Energy	3.2
Utilities	2.1
Real Estate	1.9
Materials	1.7

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.5
Microsoft Corp.	6.0
NVIDIA Corp.	5.5
S&P 500 Index, Put, Strike Price $5,600, 12/19/25	3.9
Amazon.com, Inc.	3.5
SPDR® S&P 500® ETF Trust	3.4
Meta Platforms, Inc. - Class A	2.4
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.8
Alphabet, Inc. - Class A	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150502
Shareholder Report [Line Items]
Fund Name	Calamos Hedged Equity Fund
Class Name	Class I
Trading Symbol	CIHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[57]
AssetsNet	$ 697,645,116
Holdings Count | Holding	263
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$697,645,116	263	3%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	28.9
Financials	13.7
Health Care	10.6
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.0
Other	7.3
Consumer Staples	5.9
Energy	3.2
Utilities	2.1
Real Estate	1.9
Materials	1.7

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Apple, Inc.	6.5
Microsoft Corp.	6.0
NVIDIA Corp.	5.5
S&P 500 Index, Put, Strike Price $5,600, 12/19/25	3.9
Amazon.com, Inc.	3.5
SPDR® S&P 500® ETF Trust	3.4
Meta Platforms, Inc. - Class A	2.4
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.8
Alphabet, Inc. - Class A	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000243951
Shareholder Report [Line Items]
Fund Name	Calamos Merger Arbitrage Fund
Class Name	Class A
Trading Symbol	CMRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$111	2.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.23%	[58]
AssetsNet	$ 2,013,135
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,013,135	37	73%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.5
Special Purpose Acquisition Companies	15.8
Energy	12.4
Health Care	12.3
Real Estate	4.8
Communication Services	4.6
Materials	3.6
Consumer Discretionary	3.2
Industrials	3.0
Financials	2.7
Consumer Staples	2.1

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Juniper Networks, Inc.	9.1
Amedisys, Inc.	8.8
FutureTech II Acquisition Corp. - Class A	8.6
Hess Corp.	7.6
Ansys, Inc.	5.0
Everest Consolidator Acquisition Corp.	4.6
Interpublic Group of Cos., Inc.	4.6
Redfin Corp., 0.500%, 04/01/27	4.5
Five9, Inc., 1.000%, 03/15/29	4.5
Amcor, PLC	3.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000243950
Shareholder Report [Line Items]
Fund Name	Calamos Merger Arbitrage Fund
Class Name	Class C
Trading Symbol	CMRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$149	2.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	2.98%	[59]
AssetsNet	$ 2,013,135
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,013,135	37	73%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.5
Special Purpose Acquisition Companies	15.8
Energy	12.4
Health Care	12.3
Real Estate	4.8
Communication Services	4.6
Materials	3.6
Consumer Discretionary	3.2
Industrials	3.0
Financials	2.7
Consumer Staples	2.1

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Juniper Networks, Inc.	9.1
Amedisys, Inc.	8.8
FutureTech II Acquisition Corp. - Class A	8.6
Hess Corp.	7.6
Ansys, Inc.	5.0
Everest Consolidator Acquisition Corp.	4.6
Interpublic Group of Cos., Inc.	4.6
Redfin Corp., 0.500%, 04/01/27	4.5
Five9, Inc., 1.000%, 03/15/29	4.5
Amcor, PLC	3.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000243949
Shareholder Report [Line Items]
Fund Name	Calamos Merger Arbitrage Fund
Class Name	Class I
Trading Symbol	CMRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$99	1.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.98%	[60]
AssetsNet	$ 2,013,135
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$2,013,135	37	73%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.5
Special Purpose Acquisition Companies	15.8
Energy	12.4
Health Care	12.3
Real Estate	4.8
Communication Services	4.6
Materials	3.6
Consumer Discretionary	3.2
Industrials	3.0
Financials	2.7
Consumer Staples	2.1

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Juniper Networks, Inc.	9.1
Amedisys, Inc.	8.8
FutureTech II Acquisition Corp. - Class A	8.6
Hess Corp.	7.6
Ansys, Inc.	5.0
Everest Consolidator Acquisition Corp.	4.6
Interpublic Group of Cos., Inc.	4.6
Redfin Corp., 0.500%, 04/01/27	4.5
Five9, Inc., 1.000%, 03/15/29	4.5
Amcor, PLC	3.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000204432
Shareholder Report [Line Items]
Fund Name	Calamos Short-Term Bond Fund
Class Name	Class A
Trading Symbol	CSTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[61]
AssetsNet	$ 386,627,718
Holdings Count | Holding	480
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$386,627,718	480	19%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	56.3
Asset Backed Securities	20.4
Bank Loans	9.0
U.S. Government and Agency Securities	5.6
Municipal Obligations	3.2
Sovereign Bonds	1.6
Residential Mortgage Backed Securities	1.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
U.S. Treasury Note, 4.250%, 02/28/29	3.2
U.S. Treasury Note, 4.250%, 01/31/30	1.3
U.S. Treasury Note, 3.500%, 09/30/29	0.8
GS Mortgage Securities Corp. - Class A, Series 2023-SHIP, 4.466%, 09/10/38	0.7
CNH Equipment Trust - Class A3, Series 2024-B, 5.190%, 09/17/29	0.6
American Express Credit Account Master - Class A, Series 2024-2, 5.240%, 04/15/31	0.5
Toyota Auto Loan Extended Note Trust - Class A, Series 2023-1A, 4.930%, 06/25/36	0.5
MMAF Equipment Finance LLC - Class A3, Series 2023-A, 5.540%, 12/13/29	0.5
Ford Credit Auto Owner Trust - Class A, Series 2024-1, 4.870%, 08/15/36	0.5
DLLAA, LLC - Class A3, Series 2025-1A, 4.950%, 09/20/29	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000204433
Shareholder Report [Line Items]
Fund Name	Calamos Short-Term Bond Fund
Class Name	Class I
Trading Symbol	CSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[62]
AssetsNet	$ 386,627,718
Holdings Count | Holding	480
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$386,627,718	480	19%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	56.3
Asset Backed Securities	20.4
Bank Loans	9.0
U.S. Government and Agency Securities	5.6
Municipal Obligations	3.2
Sovereign Bonds	1.6
Residential Mortgage Backed Securities	1.2

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
U.S. Treasury Note, 4.250%, 02/28/29	3.2
U.S. Treasury Note, 4.250%, 01/31/30	1.3
U.S. Treasury Note, 3.500%, 09/30/29	0.8
GS Mortgage Securities Corp. - Class A, Series 2023-SHIP, 4.466%, 09/10/38	0.7
CNH Equipment Trust - Class A3, Series 2024-B, 5.190%, 09/17/29	0.6
American Express Credit Account Master - Class A, Series 2024-2, 5.240%, 04/15/31	0.5
Toyota Auto Loan Extended Note Trust - Class A, Series 2023-1A, 4.930%, 06/25/36	0.5
MMAF Equipment Finance LLC - Class A3, Series 2023-A, 5.540%, 12/13/29	0.5
Ford Credit Auto Owner Trust - Class A, Series 2024-1, 4.870%, 08/15/36	0.5
DLLAA, LLC - Class A3, Series 2025-1A, 4.950%, 09/20/29	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000049601
Shareholder Report [Line Items]
Fund Name	Calamos Total Return Bond Fund
Class Name	Class A
Trading Symbol	CTRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[63]
AssetsNet	$ 29,706,597
Holdings Count | Holding	204
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$29,706,597	204	9%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	46.0
U.S. Government and Agency Securities	42.9
Bank Loans	4.3
Asset Backed Securities	4.3
Residential Mortgage Backed Security	0.3

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
U.S. Treasury Note, 3.750%, 08/31/31	3.8
U.S. Treasury Note, 3.875%, 08/15/34	3.1
Federal National Mortgage Association, 6.000%, 03/01/54	2.8
Federal National Mortgage Association, 6.000%, 09/01/53	2.3
Federal National Mortgage Association, 5.500%, 08/01/53	2.3
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
U.S. Treasury Bond, 3.500%, 02/15/39	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000049603
Shareholder Report [Line Items]
Fund Name	Calamos Total Return Bond Fund
Class Name	Class C
Trading Symbol	CTRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$83	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.65%	[64]
AssetsNet	$ 29,706,597
Holdings Count | Holding	204
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$29,706,597	204	9%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	46.0
U.S. Government and Agency Securities	42.9
Bank Loans	4.3
Asset Backed Securities	4.3
Residential Mortgage Backed Security	0.3

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
U.S. Treasury Note, 3.750%, 08/31/31	3.8
U.S. Treasury Note, 3.875%, 08/15/34	3.1
Federal National Mortgage Association, 6.000%, 03/01/54	2.8
Federal National Mortgage Association, 6.000%, 09/01/53	2.3
Federal National Mortgage Association, 5.500%, 08/01/53	2.3
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
U.S. Treasury Bond, 3.500%, 02/15/39	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000049604
Shareholder Report [Line Items]
Fund Name	Calamos Total Return Bond Fund
Class Name	Class I
Trading Symbol	CTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[65]
AssetsNet	$ 29,706,597
Holdings Count | Holding	204
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$29,706,597	204	9%

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	46.0
U.S. Government and Agency Securities	42.9
Bank Loans	4.3
Asset Backed Securities	4.3
Residential Mortgage Backed Security	0.3

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
U.S. Treasury Note, 3.750%, 08/31/31	3.8
U.S. Treasury Note, 3.875%, 08/15/34	3.1
Federal National Mortgage Association, 6.000%, 03/01/54	2.8
Federal National Mortgage Association, 6.000%, 09/01/53	2.3
Federal National Mortgage Association, 5.500%, 08/01/53	2.3
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
U.S. Treasury Bond, 3.500%, 02/15/39	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources

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